Business activity, current context and acquisition of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Business activity, current context and acquisition of Subsidiaries [Abstract]
Summary of fair value of the assets and liabilities of the acquired entities	The fair values of the assets and liabilities of the acquired entities as of March 31, 2022, the date closest to the takeover, are presented below:

Fair value of the acquired entities
S/(000)
Assets -
Cash	119,432
Trade accounts receivable and other receivables	178,982
Inventory	13,600
Deferred assets	102,687
Property, furniture and equipment, Note 8(a)	83,486
Right-of-use assets, Note 8(a)	6,593
Intangibles, Note 9(a)	331,421
Deferred income tax asset	11,014
Other assets	3,903
Liabilities -
Financial obligations	26,251
Trade accounts payable and other payables	319,456
Deferred income	25,190
Lease liability	6,593
Other liabilities	223
Deferred income tax liability, Note 15(a)	86,541

Total identifiable net assets at fair value	386,864

Goodwill, Note 9(a)	238,429

Fair value of acquired entities	625,293

Summary of net cash flow incurred in acquisition	The net cash flow incurred as a result of the acquisition is presented below:

S/(000)
Total price paid	312,647
Cash of acquired companies	(119,432)

193,215